UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Democracy International Fund

SEMI-ANNUAL REPORT	JUNE 30, 2021

Investment Adviser:

Democracy Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Disclosure of Fund Expenses	26

Approval of Investment Advisory Agreement	28

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 51.7%
	Shares	Fair Value

Belgium — 0.4%
Ageas	42	$2,331
Anheuser-Busch InBev	90	6,490

		8,821

Brazil — 0.1%
Wheaton Precious Metals	66	2,912

Canada — 8.2%
Agnico Eagle Mines	63	3,814
Alimentation Couche-Tard, Cl B	138	5,076
Bank of Montreal	75	7,696
Bank of Nova Scotia	117	7,617
Barrick Gold	303	6,274
BCE	81	3,998
Brookfield Asset Management, Cl A	132	6,741
Canadian Imperial Bank of Commerce	51	5,812
Canadian National Railway	72	7,605
Canadian Natural Resources	168	6,105
Canadian Pacific Railway	75	5,773
CGI, Cl A*	39	3,540
Constellation Software	3	4,548
Enbridge	180	7,214
Fortis	78	3,456
Magna International	39	3,615
Manulife Financial	255	5,025
Nutrien	84	5,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Fair Value

Canada (continued)
Rogers Communications, Cl B	45	$2,395
Royal Bank of Canada	120	12,170
Shopify, Cl A*	12	17,568
Sun Life Financial	75	3,871
Suncor Energy	186	4,460
TC Energy	87	4,310
TELUS	144	3,233
Toronto-Dominion Bank	162	11,365
Waste Connections	30	3,588

		161,964

China — 0.4%
NXP Semiconductors	24	4,938
Prosus	39	3,814

		8,752

Denmark — 1.9%
Coloplast, Cl B	18	2,954
DSV PANALPINA	24	5,598
Genmab*	12	4,910
Novo Nordisk, Cl B	162	13,574
Orsted	33	4,631
Vestas Wind Systems	135	5,270

		36,937

Finland — 1.0%
Kone, Cl B	45	3,671
Neste	63	3,858
Nokia*	645	3,454
Nordea Bank Abp	459	5,116
UPM-Kymmene	87	3,291

		19,390

France — 7.1%
Air Liquide	45	7,880
Airbus*	60	7,716
AXA	207	5,250
BNP Paribas	102	6,395
Capgemini	15	2,882
Cie de Saint-Gobain	60	3,952
Cie Generale des Etablissements Michelin SCA	18	2,871

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Fair Value

France (continued)
Danone	63	$4,436
Dassault Systemes	15	3,638
Engie	270	3,699
EssilorLuxottica	30	5,537
Hermes International	3	4,370
Kering	6	5,244
Legrand	36	3,811
L’Oreal	18	8,022
LVMH Moet Hennessy Louis Vuitton	18	14,116
Orange	243	2,771
Pernod Ricard	21	4,662
Safran	42	5,823
Sanofi	84	8,802
Schneider Electric	51	8,025
TotalEnergies	220	9,955
Vinci	57	6,083
Worldline*	36	3,370

		139,310

Germany — 6.1%
adidas	21	7,817
Allianz	36	8,978
BASF	108	8,509
Bayer	99	6,012
Bayerische Motoren Werke	39	4,131
BioNTech ADR*	24	5,373
Daimler	69	6,162
Delivery Hero*	21	2,774
Deutsche Bank*	216	2,814
Deutsche Boerse	24	4,190
Deutsche Post	87	5,918
Deutsche Telekom	273	5,767
Deutsche Wohnen	48	2,936
E.ON	258	2,985
Fresenius & Co	57	2,974
Infineon Technologies	120	4,813
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	18	4,930
RWE	96	3,479
SAP	104	14,657
Siemens	69	10,934
Vonovia	63	4,073

		120,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Fair Value

Ireland — 0.7%
CRH PLC	75	$3,789
Flutter Entertainment PLC*	18	3,260
ICON PLC*	12	2,480
Ryanair Holdings PLC*	180	3,407

		12,936

Italy — 1.3%
Enel	901	8,369
Eni	339	4,129
Ferrari	12	2,476
Intesa Sanpaolo	2,058	5,685
Snam	684	3,954

		24,613

Netherlands — 3.2%
Adyen*	3	7,331
Akzo Nobel	27	3,336
ASML Holding	30	20,613
Heineken	30	3,636
ING Groep	411	5,430
Just Eat Takeaway.com*	30	2,770
Koninklijke Ahold Delhaize	174	5,173
Koninklijke DSM	24	4,480
Koninklijke Philips	96	4,758
Stellantis*	147	2,886
Wolters Kluwer	36	3,617

		64,030

South Africa — 0.0%
Thungela Resources*	12	33

Spain — 1.4%
Amadeus IT Group*	60	4,221
Banco Santander*	1,824	6,964
Iberdrola	746	9,095
Industria de Diseno Textil	120	4,228
Telefonica	651	3,042

		27,550

Sweden — 2.6%
Atlas Copco, Cl A	96	5,882
Castellum	138	3,515

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Fair Value

Sweden (continued)
Essity, Cl B	108	$3,584
Evolution Gaming Group	18	2,847
H & M Hennes & Mauritz, Cl B*	102	2,421
Hexagon, Cl B	315	4,670
Investor, Cl B	276	6,366
Kinnevik*	57	2,283
Nibe Industrier, Cl B	396	4,168
Sandvik	129	3,297
Swedbank	171	3,184
Telefonaktiebolaget LM Ericsson, Cl B	318	4,000
Volvo, Cl B	207	4,984

		51,201

Switzerland — 6.8%
ABB	180	6,112
Alcon	57	3,995
Cie Financiere Richemont, Cl A	45	5,450
Credit Suisse Group	261	2,737
Geberit	6	4,505
Holcim	69	4,143
Lonza Group	9	6,385
Nestle	253	31,536
Novartis	207	18,883
Partners Group Holding	3	4,548
Roche Holding	66	24,887
Sika	15	4,909
STMicroelectronics	75	2,722
Swiss Re	36	3,251
UBS Group	303	4,642
Zurich Insurance Group	15	6,024

		134,729

United Kingdom — 10.5%
Anglo American PLC	126	5,000
Ashtead Group PLC	54	4,001
AstraZeneca PLC	117	14,034
BAE Systems PLC	480	3,461
Barclays PLC	1,677	3,964
Barratt Developments PLC	246	2,363
BHP Group PLC	189	5,561
BP PLC	1,881	8,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

COMMON STOCK (continued)
	Shares	Fair Value

United Kingdom (continued)
British American Tobacco PLC	219	$8,471
Compass Group PLC*	210	4,415
Croda International PLC	51	5,191
Diageo PLC	231	11,045
Experian PLC	129	4,965
Ferguson PLC	27	3,749
GlaxoSmithKline PLC	495	9,706
Glencore PLC*	1,374	5,874
HSBC Holdings PLC*	1,635	9,425
Informa PLC*	348	2,411
Legal & General Group PLC	942	3,352
Lloyds Banking Group PLC	7,212	4,652
London Stock Exchange Group PLC	45	4,955
Mondi PLC	132	3,466
National Grid PLC	426	5,419
Prudential PLC	240	4,554
Reckitt Benckiser Group PLC	75	6,628
RELX PLC	225	5,965
Rio Tinto PLC	117	9,615
Royal Dutch Shell PLC, Cl A	747	14,693
Smith & Nephew PLC	165	3,562
SSE PLC	162	3,358
Standard Chartered PLC	399	2,541
Taylor Wimpey PLC	993	2,180
Unilever PLC	252	14,727
Vodafone Group PLC	2,871	4,813

		206,301

Total Common Stock (Cost $994,299)		1,019,705

EXCHANGE TRADED FUNDS — 47.9%
iShares MSCI Australia ETF	1,028	26,707
iShares MSCI Austria ETF	663	15,892
iShares MSCI Brazil ETF	738	29,919
iShares MSCI Chile ETF	156	4,521
iShares MSCI China ETF	165	13,603
iShares MSCI India ETF	652	28,851
iShares MSCI Indonesia ETF	228	4,624
iShares MSCI Israel ETF	186	12,952
iShares MSCI Japan ETF	733	49,507

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

EXCHANGE TRADED FUNDS (continued)
	Shares	Fair Value
iShares MSCI Malaysia ETF	102	$2,605
iShares MSCI Mexico ETF	150	7,198
iShares MSCI Philippines ETF	144	4,455
iShares MSCI Poland ETF	465	9,984
iShares MSCI Russia ETF	105	4,649
iShares MSCI South Africa ETF	255	12,459
iShares MSCI Taiwan ETF	1,050	67,147
iShares MSCI Thailand ETF	84	6,549
Vanguard FTSE Emerging Markets ETF	2,575	139,848
Vanguard FTSE Pacific ETF	6,109	502,832

Total Exchange Traded Funds (Cost $939,472)		944,302

PREFERRED STOCK — 0.4%
Germany — 0.4%
Henkel & Co#	33	3,484
Volkswagen#	15	3,757

Total Preferred Stock (Cost $7,974)		7,241

Total Investments - 100.0% (Cost $1,941,745)		$1,971,248

Percentages are based on Net Assets of $1,970,844.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $1,941,745)	$1,971,248
Foreign Currency, at Value (Cost $4,271)	4,201
Cash	4,887
Dividend and Interest Receivable	963
Reclaim Receivable	719

Total Assets	1,982,018

Liabilities:
Income Distributions Payable	10,643
Payable to Investment Adviser	531

Total Liabilities	11,174

Net Assets	$1,970,844

Net Assets Consist of:
Paid-in Capital	$1,941,063
Total Distributable Earnings	29,781

Net Assets	$1,970,844

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	75,000
Net Asset Value, Offering and Redemption Price Per Share	$26.28

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
FOR THE PERIOD ENDED
JUNE 30, 2021 * (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$13,114
Less: Foreign Taxes Withheld	(947)

Total Investment Income	12,167

Expenses:
Investment Advisory Fees	1,665

Total Expenses	1,665

Less:
Waiver of fees	(379)

Net Expenses	1,286

Net Investment Income	10,881

Net Realized Gain on:
Investments	115
Foreign Currency Transactions	16

Net Realized Gain	131

Net Unrealized Appreciation (Depreciation) on:
Investments	29,503
Foreign Currency Translation	(91)

Net Unrealized Appreciation	29,412

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	29,543

Net Increase in Net Assets Resulting from Operations	$40,424

* Commenced operations on March 31, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2021* (Unaudited)
Operations:
Net Investment Income	$10,881
Net Realized Gain on Investments and Foreign Currency Transactions	131
Net Unrealized Appreciation on Investments and Foreign Currency Translation	29,412

Net Increase in Net Assets Resulting From Operations	40,424

Distributions	(10,643)

Capital Share Transactions:
Issued	1,941,063

Net Increase in Net Assets From Capital Share Transactions	1,941,063

Total Increase in Net Assets	1,970,844

Net Assets:
Beginning of Period	–

End of Period	$1,970,844

Shares Transactions:
Issued	75,000

Net Increase in Shares Outstanding From Share Transactions	75,000

* Commenced operations on March 31, 2021.

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Period Ended June 30, 2021(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.21

Net Realized and Unrealized Gain	1.21

Total from Investment Operations	1.42

Dividends and Distributions:

Net Investment Income	(0.14)

Capital Gains	—

Total Dividends and Distributions	(0.14)

Net Asset Value, End of Period	$26.28

Total Return†	5.68%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$1,971

Ratio of Expenses to Average Net Assets	0.39%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.50%††

Ratio of Net Investment Income to Average Net Assets	3.27%††

Portfolio Turnover Rate	–%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on March 31, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Democracy International Fund (the “Fund”). The investment objective of the Fund is to seek to track the total return performance, before fees and expenses, of the Democracy Investments International Index (the “Index”). The Fund operates as an exchange traded fund (“ETF”). Democracy Investment Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on March 31, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund did not hold any REITS as of June 30, 2021.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least quarterly, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the period ended June 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee

Democracy International Fund	25,000	$3,000	$657,000	$3,000

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2021, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended June 30, 2021, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

and other investment instruments, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

As of June 30, 2021 the Adviser has entered into investment sub-advisory agreement with Vident Investment Advisory, LLC.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the Fund for assets up to $250 million, 0.06% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.05% based on the average daily net assets of the Fund when assets exceed $500 million, subject to a minimum annual fee of $45,000.

6. Investment Transactions:

For the period ended June 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 10,429	$ 906

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended June 30, 2021, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain
$ 1,932,107	$ –	$ –

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at June 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,941,745	$ 54,712	$ (25,209)	$ 29,503

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

DEMOCRACY FOCUSED INVESTMENTS RISK — The Index, and thus the Fund’s portfolio, generally weights more heavily in the aggregate companies located in countries with higher Democracy Scores and weights less heavily in the aggregate companies located in countries with lower Democracy Scores. A company’s financial performance is determined by a number of factors, and whether or not the company is located in a country with a higher Democracy Score may have little or no impact on whether the company performs well financially or positively affects the Fund’s performance. Companies located in countries with higher Democracy Scores may underperform companies located in countries with lower Democracy Scores. The Fund may forego some market opportunities available to funds that do not invest in a company based on the Democracy Score of the country in which it is located and, therefore, the Fund may underperform such other funds.

In addition, the Index’s methodology weights a company based on the product of its Democracy Score and market capitalization. Accordingly, the Fund may hold the securities of companies with large market capitalizations located in

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

countries with lower Democracy Scores in greater weight than the securities of companies located in countries with higher Democracy Scores. In this regard, shareholders may have significant exposure to particular companies located in more authoritarian countries and will at all or most times have some exposure to companies located in more authoritarian countries.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

EMERING MARKETS RISK — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market country to be any country determined to be an emerging market country by Solactive’s country classification framework.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

GEOGRAPHIC FOCUS RISK — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INVESTMENTS IN ETFS RISK — When the Fund invests in an ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

MEDIUM CAPITALIZATION COMPANIES RISK — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. Because it uses a representative sampling approach, the Fund may experience a greater degree of tracking error than if the Fund sought to hold all of the securities of the Index in proportion to their weighting in the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their net asset value (“NAV”). The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. The Fund’s representative sampling approach to tracking the Index may cause the Fund’s shares to trade with wider bid/ask spreads than if the Fund used a replication strategy or different representative sampling strategy.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

METHODOLOGY RISK — The Fund seeks to track the performance of the Index. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Index Provider, which has not previously been an index provider for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be reconstituted, rebalanced or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

ADR RISK — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

SECTOR FOCUS RISK — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

FINANCIALS SECTOR RISK — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW FUND RISK — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NEW ADVISER RISK — The Adviser is a newly formed investment adviser with no prior experience managing registered investment companies. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

9. Other:

At June 30, 2021, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2021.

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 31, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/31/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,056.80	0.39%	$0.99*

Hypothetical 5% Return	1,000.00	1,022.88	0.39	1.94**

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 91/365 (to reflect the period since inception to period end).

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreement (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held via videoconference on March 18, 2021 to decide whether to approve the Agreements for initial two-year terms (the “March Meeting”). The March Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the March Meeting, the Trustees requested that Democracy Investment Management LLC (the “Adviser”) and Vident Investment Advisory, LLC (the “Sub-Adviser”) furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the March Meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and the Sub-Adviser’s financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s rationale for recommending the Sub-Adviser.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the March Meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the March Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
JUNE 30, 2021 (UNAUDITED)

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information..

Democracy International Fund

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-877-776-3629

Investment Adviser:

Democracy Investment Management LLC

1480 Moraga Road, Suite C #378

Moraga, CA 94556

Investment Sub-Adviser:

Vident Investment Advisory, LLC

1125 Sanctuary Pkwy.

Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

DEM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021